NON-CONTROLLING INTEREST - Financial information (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of non-controlling interest [Line Items]
Non-controlling Interest share of equity	$ 13,497,702	$ 11,764,639
Non-controlling interest share of net income	2,331,045	2,271,857	$ 1,200,019
Dividends paid to non-controlling interest	$ (804,302)	$ (745,932)	$ (768,769)
Corporacion Financiera Colombiana S.A.
Disclosure of non-controlling interest [Line Items]
Country	Colombia	Colombia
Non-controlling Interest	61.37%	61.75%
Non-controlling Interest share of equity	$ 6,045,690	$ 5,071,562
Non-controlling interest share of net income	1,231,081	1,222,634
Dividends paid to non-controlling interest	$ (319,429)	$ (308,254)
Banco de Bogota S.A.
Disclosure of non-controlling interest [Line Items]
Country	Colombia	Colombia
Non-controlling Interest	31.26%	31.26%
Non-controlling Interest share of equity	$ 5,813,830	$ 5,851,536
Non-controlling interest share of net income	876,732	858,253
Dividends paid to non-controlling interest	$ (381,111)	$ (332,297)
Banco de Occidente S.A.
Disclosure of non-controlling interest [Line Items]
Country	Colombia	Colombia
Non-controlling Interest	27.73%	27.73%
Non-controlling Interest share of equity	$ 1,068,830	$ 305,790
Non-controlling interest share of net income	156,587	110,321
Dividends paid to non-controlling interest	$ (78,235)	$ (75,838)
Banco Commercial Av Villas S A
Disclosure of non-controlling interest [Line Items]
Country	Colombia	Colombia
Non-controlling Interest	20.13%	20.13%
Non-controlling Interest share of equity	$ 348,711	$ 324,151
Non-controlling interest share of net income	46,705	43,896
Dividends paid to non-controlling interest	$ (16,508)	$ (15,425)
Banco Popular S.A.
Disclosure of non-controlling interest [Line Items]
Country	Colombia	Colombia
Non-controlling Interest	6.26%	6.26%
Non-controlling Interest share of equity	$ 220,641	$ 211,600
Non-controlling interest share of net income	19,940	36,753
Dividends paid to non-controlling interest	$ (9,019)	$ (14,118)